UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
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           527 Madison Avenue, 9th Floor
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           New York, New York 10022
           --------------------------------------------------

Form 13F File Number: 28-06505
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           -------------------------
Title:     Managing Member
           -------------------------
Phone:     212-644-2202
           -------------------------

Signature, Place, and Date of Signing:


/s/ Marjorie Gochberg Kellner      New York, New York          05/13/09
--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        45
                                               -------------

Form 13F Information Table Value Total:        $64,605
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                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number         Name
   ---            -----------        ----------------------------
    1              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    2              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                           FORM 13F INFORMATION TABLE

                                                                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER
          SECURITY            TITLE OF CLASS       CUSIP      X (1000)    PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE  SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ACTIVISION BLIZZARD INC          COM               00507V109      314     30,000   SH        OTHER     1 2 3          30,000
AEROPOSTALE                      COM               007865108    3,320    125,000   SH        OTHER     1 2 3         125,000
AGRIUM INC                       COM               008916108      358     10,000   SH  PUT   OTHER     1 2 3          10,000
AKAMAI TECHNOLOGIES INC          COM               00971T101    2,037    105,000   SH        OTHER     1 2 3         105,000
AMTRUST FINANCIAL SERVICES I     COM               032359309      613     64,215   SH        OTHER     1 2 3          64,215
ART TECHNOLOGY GROUP INC         COM               04289L107      191     75,000   SH        OTHER     1 2 3          75,000
AUTOZONE INC                     COM               053332102    2,439     15,000   SH        OTHER     1 2 3          15,000
CELL THERAPEUTICS INC            WARRANTS          150990596        0    200,295   SH        OTHER     1 2 3         200,295
CF INDS HLDGS INC                COM               125269100      946     13,300   SH        OTHER     1 2 3          13,300
CITIGROUP INC                    COM               172967101    1,325    532,800   SH  PUT   OTHER     1 2 3         532,800
CITIGROUP INC                    COM               172967101       51     20,000   SH  CALL  OTHER     1 2 3          20,000
COINSTAR INC                     COM               19259P300    4,093    125,000   SH        OTHER     1 2 3         125,000
COLUMBIA LABS INC                WARRANTS          197990195        0    218,747   SH        OTHER     1 2 3         218,747
CV THERAPEUTICS INC              COM               126667104    5,666    285,000   SH        OTHER     1 2 3         285,000
DOW CHEM CO                      COM               260543103       84     10,000   SH  CALL  OTHER     1 2 3          10,000
EMBARQ CORP                      COM               29078E105      757     20,000   SH        OTHER     1 2 3          20,000
I-MANY INC                       WARRANTS          449993054        0     49,673   SH        OTHER     1 2 3          49,673
INPLAY TECHNOLOGIES INC          WARRANTS          45773L103        0     29,583   SH        OTHER     1 2 3          29,583
JO-ANN STORES INC                COM               47758P307      572     35,000   SH        OTHER     1 2 3          35,000
JOS A BANK CLOTHIERS INC         COM               480838101      695     25,000   SH        OTHER     1 2 3          25,000
LIGAND PHARMACEUTICALS INC       CL B              53220K207      557    186,788   SH        OTHER     1 2 3         186,788
MERCK & CO INC                   COM               589331107    1,156     43,218   SH        OTHER     1 2 3          43,218
MYR GROUP INC DEL                COM               55405W104      858     56,267   SH        OTHER     1 2 3          56,267
NABI BIOPHARMACEUTICALS          COM               629519109      146     39,500   SH        OTHER     1 2 3          39,500
NETFLIX INC                      COM               64110L106    1,931     45,000   SH        OTHER     1 2 3          45,000
NOVA CHEMICALS CORP              COM               66977W109    1,814    315,000   SH        OTHER     1 2 3         315,000
OSI SYSTEMS INC                  COM               671044105      476     31,200   SH        OTHER     1 2 3          31,200
PETRO-CDA                        COM               71644E102      940     35,000   SH        OTHER     1 2 3          35,000
PETSMART INC                     COM               716768106      734     35,000   SH        OTHER     1 2 3          35,000
QUANTA SVCS INC                  COM               74762E102    2,252    105,000   SH        OTHER     1 2 3         105,000
QWEST COMMUNICATIONS INTL IN     COM               749121109      258     75,362   SH        OTHER     1 2 3          75,362
ROHM & HAAS CO                   COM               775371107    5,574     70,700   SH        OTHER     1 2 3          70,700
ROSS STORES INC                  COM               778296103    1,435     40,000   SH        OTHER     1 2 3          40,000
SELECT SECTOR SPDR TR            SBI MATERIALS     81369Y100      264     30,000   SH  PUT   OTHER     1 2 3          30,000
SPDR GOLD TRUST                  GOLD SHS          78463V107    1,354     15,000   SH        OTHER     1 2 3          15,000
SPDR TR                          UNIT SER 1        78462F103    1,590     20,000   SH  PUT   OTHER     1 2 3          20,000
STAPLES INC                      COM               855030102    3,894    215,000   SH        OTHER     1 2 3         215,000
SUNCOR ENERGY INC                COM               867229106      222     10,000   SH  CALL  OTHER     1 2 3          10,000
TARGET CORP                      COM               87612E106    1,891     55,000   SH        OTHER     1 2 3          55,000
THINKORSWIM GROUP INC            COM               88409C105      691     80,000   SH        OTHER     1 2 3          80,000
TIFFANY & CO NEW                 COM               886547108    1,294     60,000   SH        OTHER     1 2 3          60,000
WAL MART STORES  INC             COM               931142103    3,647     70,000   SH  CALL  OTHER     1 2 3          70,000
WARNACO GROUP INC                COM NEW           934390402    3,960    165,000   SH        OTHER     1 2 3         165,000
WELLS FARGO & CO NEW             COM               949746101      854     60,000   SH  PUT   OTHER     1 2 3          60,000
WYETH                            COM               983024100    3,350     77,842   SH        OTHER     1 2 3          77,842